OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
OPERATING INCOME
Equity method	$ 222,572	$ 113,115	$ 219,105
Dividends	140,634	127,427	59,072
Equity investments and other financial instruments	42,194	22,944	(672)
(Losses) Gains on sale of investments in associates	0	0	(34,451)
Impairment of investments in associates and joint ventures	(314,347)	(108,175)	(9,633)
Others	13,520	54,874	2,433
Total dividends received, and share of profits of equity method investees	104,573	210,185	235,854
Dividends received from equity investments at fair value through profit or loss	1,461	768	6,209
Dividends received from equity investments at fair value through profit or loss written off	2	341	116
Dividends from equity investments at fair value through OCI	17,194	18,464	16,842
Dividends from equity investments at fair value through OCI written off		3,231
Bancolombia S.A.
OPERATING INCOME
Equity investments and other financial instruments	34,438
PA Cedis Sodimac
OPERATING INCOME
Gain from a bargain purchase	13,520
P.A. Calle 84 (2) and P.A. Calle 84 (3)
OPERATING INCOME
Gain from a bargain purchase		31,117
P.A. Nomad Central
OPERATING INCOME
Gain from a bargain purchase		23,757
Investment Banking
OPERATING INCOME
Impairment loss	156,205	106,574	(5,032)
All other segments
OPERATING INCOME
Impairment loss	2,091	1,601	14,665
Banking Colombia
OPERATING INCOME
Impairment loss	156,051
P.A. Viva Malls
OPERATING INCOME
Dividends from investments in associates	121,977	104,623	35,905
Inversiones CFNS S.A.S.
OPERATING INCOME
Equity investments and other financial instruments	(9,237)
Banagricola S.A.
OPERATING INCOME
Equity investments and other financial instruments	(8,227)
Proteccion S.A.
OPERATING INCOME
(Losses) Gains on sale of investments in associates			(41,434)
Total for all associates
OPERATING INCOME
Equity method	311,193	230,704	265,885
Contingent consideration recognized				$ 6,983
Joint ventures
OPERATING INCOME
Equity method	$ (88,621)	$ (117,589)	$ (46,780)